Related Party Transactions Disclosure	20 Months Ended
Sep. 30, 2012
Notes
Related Party Transactions Disclosure

6.             RELATED PARTY TRANSACTIONS

For the year ended September 30, 2012 and from inception on February 8, 2011 to September 30, 2011, the Company paid fees of $1,200 and $0 respectively to the president and director for services to the Company.